Consolidated Balance Sheets (Parenthetical)(CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance	2,683	1,445
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	244,494,095	242,604,223
Ordinary shares, shares outstanding	244,494,095	242,604,223